Trade Receivables and Other Current Assets - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Subsidies receivables and other current assets [line items]
Deferred expenses and other current assets payments to suppliers		$ 2.7
Deferred expenses and other current assets right to obtain equipment		3.0
Cellectis [member]
Subsidies receivables and other current assets [line items]
Deferred expenses and other current assets employee stock option receivables		$ 6.2
France [member]
Subsidies receivables and other current assets [line items]
Research tax credit receivables	$ 4.2
France [member] | Previously stated [member]
Subsidies receivables and other current assets [line items]
Research tax credit receivables	$ 1.3